Financial instruments and commitments - Currency Risk Effect on Equity and Net Income (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ 1,777	$ 731
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(79)	(840)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	1,872	1,736
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	401	875
ILS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	(1,263)	(1,435)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure analysis for 10% strengthening of currency: Increase (decrease) on equity and net income (loss)	$ 846	$ 395